New Standards and Interpretations Not Yet Adopted - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Air traffic liability	$ 470,693	$ 396,237
Frequent flyer deferred revenue	13,186	9,044
Retained earnings	2,150,322	1,887,091
Passenger revenue	2,462,419	2,155,167	$ 2,185,465
Other operating revenue	9,847	12,696	11,507
Income tax expense	48,000	38,271	$ 32,759
Aircraft [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future minimum lease payments	400,835
Transition impact [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Air traffic liability	6,475	3,559
Frequent flyer deferred revenue	4,011	1,314
Retained earnings	(4,524)	(2,354)
Passenger revenue	(18,442)	(6,666)
Other operating revenue	12,672	4,000
Income tax expense	(471)	(349)
Transition impact [member] | Retained earnings [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Change in the timing of revenue recognition		(2,200)
Change in the amount deferred for mileages credits		(200)
Transition impact [member] | Other operating revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reclassification between Passenger revenue and Other operating revenue	15,400	5,100
Change in the amount deferred for mileages credits	(2,700)	(1,100)
Transition impact [member] | Passenger revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Change in the timing of revenue recognition	(2,800)	(1,400)
Reclassification between Passenger revenue and Other operating revenue	(15,400)	(5,100)
Reclassification of denied board compensation from the Sales and distribution operating expenses to Passenger revenue	$ (200)	$ (200)